Cover	May 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Entity File Number	333-226801
Entity Registrant Name	TEO FOODS INC.
Entity Central Index Key	0001612188
Entity Tax Identification Number	47-1209532
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Blvd. Insurgentes 19801 unit. 4B
Entity Address, City or Town	Tijuana
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	22225
City Area Code	614
Local Phone Number	758-1973
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false